Reinsurance - Schedule of Reinsurance Expenses and Benefits (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Insurance Contracts [Abstract]
Recovered claims and benefits	CAD 3,704	CAD 3,594
Commissions	85	195
Reserve adjustments	224	196
Operating expenses and other	(360)	(328)
Reinsurance (expenses) recoveries	CAD 4,373	CAD 4,313